Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 27, 2014	Jun. 28, 2013	Jun. 27, 2014	Jun. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 5,237	$ 10,264	$ 12,972	$ 12,905	$ 24,088	$ 14,665	$ 9,308
Other comprehensive income (loss), net of tax:
Employee retirement plan adjustments, net of tax	48	78	105	157	1,002	(541)	(1,236)
Cumulative foreign currency translation adjustments associated with joint ventures sold			(591)
Foreign currency translation adjustments	(592)	(35)	(463)	(848)	1,731	1,073	(1,607)
Total other comprehensive income (loss)	(544)	43	(949)	(691)	2,733	532	(2,843)
Comprehensive income	$ 4,693	$ 10,307	$ 12,023	$ 12,214	$ 26,821	$ 15,197	$ 6,465